EQUITY - Capital reserves (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 12, 2015	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
EQUITY
Total				R$ 1,165,000
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (in shares)	2,332,686
Preferred shares
EQUITY
Transfer of lawsuits concerning judicial proceedings (in shares)		62	62
Other capital reserves
EQUITY
Excess of value in the issue or capitalization		R$ 2,735,930	R$ 2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15		(112,107)	(112,107)
Direct costs of capital increases		(62,433)	(62,433)
Incorporation of shares of GVTPart		(1,188,707)	(1,188,707)
Preferred shares delivered referring to the judicial process of expansion plan		2	2
Total		1,229,730	1,190,209
Other capital reserves | Telefnica Cibersegurana e Tecnologia do Brasil Ltda ("CyberCo Brasil")
EQUITY
Effects of the acquisition and sale of CyberCo Brasil (9)		39,521
Special goodwill reserve
EQUITY
Tax benefit generated by merger		63,074	63,074
Telefonica Data S.A. (TData) | Other capital reserves
EQUITY
Effects of the acquisition		(59,029)	(59,029)
Terra Networks | Other capital reserves
EQUITY
Effects of the acquisition		76	76
Lemontree and GTR and Tglog | Other capital reserves
EQUITY
Effects of the acquisition		(75,388)	(75,388)
Telefnica Infraestrutura e Segurana Ltda | Other capital reserves
EQUITY
Effects of the acquisition		R$ (48,135)	R$ (48,135)